BUSINESS COMBINATIONS (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Sep. 30, 2020	Jan. 03, 2020	Apr. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2018
Common stock shares issued				90,081,336	67,476,089	124,503,233
Cash				$ 7,619	$ 445,000	$ 194,174	$ 7,619	$ 61,000	$ 445,000	$ 1,000
ClariCare Asset Purchase Agreement [Member]
Business acquisition, consideration transferred, shares issued				4,555,994	2,301,007
Common stock shares issued	4,555,974
Increase in asset	$ 250,580
ClariCare Inc. [Member]
Business acquisition, consideration transferred, shares issued			2,301,007
Business acquisition consideration transferred in cash			$ 50,000
Business acquisition, description for assumption of certain liabilities payable			the assumption of certain specified liabilities including a company credit card balance not to exceed $23,000, all upon the terms and conditions set forth in the Asset Warrant Agreements dated as of April 30, 2019
TrinIT [Member]
Business acquisition, consideration transferred, shares issued		730,000		730,000
Cash		$ 400,000
Annual customer attrition rate		8.00%
Gross margin percentage		55.00%
Tax rate		23.50%
Discount rate		12.00%